General information and significant accounting policies - Going Concern (Details) $ in Thousands	12 Months Ended
	Sep. 30, 2022 USD ($) segment	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)
General information and significant accounting policies
Number of operating segment | segment	1
Cash | $	$ 48,966	$ 86,966	$ 195	$ 4,227